SCHEDULE I (BALANCE SHEET) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Restricted cash	$ 266,610,884	$ 84,434,680
Amount due from subsidiaries	67,006,828	634,058
Total current assets	678,471,236	561,349,280
Restricted cash-collateral account		1,654,240
Convertible senior notes issuance cost		980,683
Total assets	923,085,343	809,908,627
Current liabilities:
Convertible senior notes payable	1,500,000
Total current liabilities	771,698,212	498,575,347
Collateral account payable		1,654,240
Convertible senior notes		27,500,000
Total liabilities	916,765,366	670,822,213
Equity:
Ordinary share (par value $0.0001; 463,247,600 shares authorized, 267,287,253 shares issued and outstanding as of December 31, 2011 and 2012)	26,729	26,729
Additional paid-in capital	185,367,042	185,366,825
Accumulated deficit	(214,587,069)	(81,006,405)
Accumulated other comprehensive income	35,523,388	34,699,265
Total equity	6,330,090	139,086,414
TOTAL LIABILITIES AND EQUITY	923,058,343	809,908,627
Parent Company [Member]
Current assets:
Cash	298,551	2,013,683
Amount due from subsidiaries	81,419,439	96,937,218
Other receivables	160,086	107,620
Restricted cash-collateral account	2,097,340
Convertible senior notes issuance cost	15,934
Total current assets	83,991,350	99,058,521
Investments in subsidiaries	(73,268,494)	67,610,830
Restricted cash-collateral account		1,654,240
Convertible senior notes issuance cost		980,684
Total assets	10,722,856	169,304,275
Current liabilities:
Other liabilities	795,426	1,063,621
Collateral account payable	1,500,000
Convertible senior notes payable	2,097,340
Total current liabilities	4,392,766	1,063,621
Collateral account payable		1,654,240
Convertible senior notes		27,500,000
Total liabilities	4,392,766	30,217,861
Equity:
Ordinary share (par value $0.0001; 463,247,600 shares authorized, 267,287,253 shares issued and outstanding as of December 31, 2011 and 2012)	26,729	26,729
Additional paid-in capital	185,367,042	185,366,825
Accumulated deficit	(214,587,069)	(81,006,405)
Accumulated other comprehensive income	35,523,388	34,699,265
Total equity	6,330,090	139,086,414
TOTAL LIABILITIES AND EQUITY	$ 10,722,856	$ 169,304,275